Commitments and Contingency (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments under Non-Cancelable Operating Lease Agreements and Subleased Rent Income

Future minimum lease payments under non-cancelable operating lease agreements and subleased rent income as of December 31, 2014 are as follows. The Company’s leases do not contain any contingent rent payment terms.

	Minimum rentals	Less: Sublease rental income	Total
	RMB	RMB	RMB
Years ending December 31,
2015	10,246,776	(2,150,000)	8,096,776
2016	6,982,165	—	6,982,165
2017	1,643,156	—	1,643,156

Total	18,872,097	(2,150,000)	16,722,097